Loans Held-for-Investment (Allowance for Loan Losses) (Details) - USD ($) $ in Millions	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	$ 150	$ 197	$ 222		$ 297				$ 207				$ 305	$ 187	$ 297	$ 297	$ 207	$ 305
Charge-offs	(9)		(27)											(33)	(90)	(101)	(52)	(197)
Recoveries	2		3											5	8	10	10	29
Provision	7	(1)	(1)	$ (13)	(4)	$ 5	$ 8	$ 6	112	$ 14	$ 4	$ 31	21	(9)	(18)	(19)	132	70
Provision for Doubtful Accounts	0		(1)											(16)	(18)
Ending balance allowance for loan losses	143	187	197	222		297				207				143	197	187	297	207
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			$ 73	$ 120	$ 417
Loans held-for-investment, collectively evaluated																			6,138	6,121	3,820
Total loans																			6,211	6,241	4,237
Allowance for loan losses, individually evaluated																			14	20	88
Allowance for loan losses, collectively evaluated																			129	167	209
Total allowance for loan losses	150	197	222	222	297	297			207	207			305	187	297	297	207	305	143	187	297
Financing Receivable, Significant Sales			16												67
Residential first mortgage
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	81	129	151		234				162				220	116	234	234	162	220
Charge-offs	(7)		(21)											(26)	(80)	(87)	(38)	(133)
Recoveries	0		1											1	3	3	3	15
Provision																(34)	107	60
Provision for Doubtful Accounts	(4)		(2)											(21)	(28)
Ending balance allowance for loan losses	70	116	129	151		234				162				70	129	116	234	162
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			42	87	385
Loans held-for-investment, collectively evaluated																			2,087	3,007	1,782
Total loans																			2,129	3,094	2,167
Allowance for loan losses, individually evaluated																			7	12	82
Allowance for loan losses, collectively evaluated																			63	104	152
Total allowance for loan losses	81	129	151	151	234	234			162	162			220	116	234	234	162	220	70	116	234
Second mortgage
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	10	13	14		12				12				20	11	12	12	12	20
Charge-offs	0		(1)											(2)	(2)	(4)	(3)	(6)
Recoveries	0		1											1	1	2	1	1
Provision																1	2	(3)
Provision for Doubtful Accounts	(1)		(1)											(1)	2
Ending balance allowance for loan losses	9	11	13	14		12				12				9	13	11	12	12
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			26	28	31
Loans held-for-investment, collectively evaluated																			60	65	65
Total loans																			86	93	96
Allowance for loan losses, individually evaluated																			6	6	5
Allowance for loan losses, collectively evaluated																			3	5	7
Total allowance for loan losses	10	13	14	14	12	12			12	12			20	11	12	12	12	20	9	11	12
HELOC
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	20	23	25		19				8				18	21	19	19	8	18
Charge-offs	(1)		(1)											(2)	(2)	(3)	(6)	(5)
Recoveries	1		0											1	0	0	0	1
Provision																5	17	(6)
Provision for Doubtful Accounts	(4)		(1)											(4)	6
Ending balance allowance for loan losses	16	21	23	25		19				8				16	23	21	19	8
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			4	3	1
Loans held-for-investment, collectively evaluated																			291	318	124
Total loans																			295	321	125
Allowance for loan losses, individually evaluated																			1	1	1
Allowance for loan losses, collectively evaluated																			15	20	18
Total allowance for loan losses	20	23	25	25	19	19			8	8			18	21	19	19	8	18	16	21	19
Other
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	1	1	1		1				2				2	2	1	1	2	2
Charge-offs	(1)		(1)											(3)	(3)	(4)	(2)	(4)
Recoveries	1		1											2	2	3	3	2
Provision																2	(2)	2
Provision for Doubtful Accounts	0		0											0	1
Ending balance allowance for loan losses	1	2	1	1		1				2				1	1	2	1	2
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			0	0	0
Loans held-for-investment, collectively evaluated																			30	31	31
Total loans																			30	31	31
Allowance for loan losses, individually evaluated																			0	1	0
Allowance for loan losses, collectively evaluated																			1	1	1
Total allowance for loan losses	1	1	1	1	1	1			2	2			2	2	1	1	2	2	1	2	1
Commercial real estate
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	19	13	15		17				19				41	18	17	17	19	41
Charge-offs	0		0											0	0	0	(3)	(47)
Recoveries	0		0											0	2	2	3	10
Provision																(1)	(2)	15
Provision for Doubtful Accounts	6		(2)											7	(6)
Ending balance allowance for loan losses	25	18	13	15		17				19				25	13	18	17	19
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			0	0	0
Loans held-for-investment, collectively evaluated																			1,168	814	620
Total loans																			1,168	814	620
Allowance for loan losses, individually evaluated																			0	0	0
Allowance for loan losses, collectively evaluated																			25	18	17
Total allowance for loan losses	19	13	15	15	17	17			19	19			41	18	17	17	19	41	25	18	17
Commercial and industrial
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	11	14	12		11				3				3	13	11	11	3	3
Charge-offs	0		(3)											0	(3)	(3)	0	(2)
Recoveries	0		0											0	0	0	0	0
Provision																5	8	2
Provision for Doubtful Accounts	3		5											1	6
Ending balance allowance for loan losses	14	13	14	12		11				3				14	14	13	11	3
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			1	2	0
Loans held-for-investment, collectively evaluated																			707	550	429
Total loans																			708	552	429
Allowance for loan losses, individually evaluated																			0	0	0
Allowance for loan losses, collectively evaluated																			14	13	11
Total allowance for loan losses	11	14	12	12	11	11			3	3			3	13	11	11	3	3	14	13	11
Warehouse lending
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	8	4	4		3				1				1	6	3	3	1	1
Charge-offs	0		0											0	0	0	0	0
Recoveries	0		0											0	0	0	0	0
Provision																3	2	0
Provision for Doubtful Accounts	0		0											2	1
Ending balance allowance for loan losses	8	6	4	4		3				1				8	4	6	3	1
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			0	0	0
Loans held-for-investment, collectively evaluated																			1,795	1,336	769
Total loans																			1,795	1,336	769
Allowance for loan losses, individually evaluated																			0	0	0
Allowance for loan losses, collectively evaluated																			8	6	3
Total allowance for loan losses	$ 8	$ 4	$ 4	$ 4	$ 3	$ 3			$ 1	$ 1			$ 1	$ 6	$ 3	$ 3	$ 1	$ 1	$ 8	$ 6	$ 3